Provision for tax, civil and labor losses and Judicial deposits and escrow accounts - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable		R$ 582,315	R$ 567,750
Liabilities assumed in Business Combination		31,618	41,257
Total of provision for tax, civil and labor losses		613,933	609,007	R$ 554,565
Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable			567,750	513,335
Liabilities assumed in Business Combination			41,257	41,230
Total of provision for tax, civil and labor losses			609,007	554,565	R$ 544,328
Tax proceedings (i)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[1]	575,724	557,782
Total of provision for tax, civil and labor losses		572,724	557,783	502,764
Tax proceedings (i) | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[2]		557,782	502,764
Total of provision for tax, civil and labor losses			557,782	502,764	492,551
Labor proceedings (ii)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[3]	6,591	9,967
Liabilities assumed in Business Combination	[3]	31,305	41,226
Total of provision for tax, civil and labor losses		37,896	51,193	49,652
Labor proceedings (ii) | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable	[4]		9,967	10,565
Liabilities assumed in Business Combination	[4]		41,226	39,087
Total of provision for tax, civil and labor losses			51,193	49,652	49,637
Civil proceedings
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable			1
Liabilities assumed in Business Combination		313	31
Total of provision for tax, civil and labor losses		R$ 313	31	2,149
Civil proceedings | Vasta Platform (Successor)
Disclosure of contingent liabilities [line items]
Proceedings whose likelihood of loss is probable			1	6
Liabilities assumed in Business Combination			31	2,143
Total of provision for tax, civil and labor losses			R$ 32	R$ 2,149	R$ 2,140

[1]	Primarily refers to income tax positions taken by the predecessor Somos (Vasta Predecessor) and the Company (Sucessor) in connection with a corporate restructuring held by the predecessor in . In , given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable jurisprudence on a similar tax case also reached in , the Company reassessed this income tax position and recorded a liability, including interest and penalties, in the Consolidated Carve-out Financial Statements,
[2]	Primarily refers to income tax positions taken by the predecessor Somos Anglo and the Successor in connection with a corporate reorganization held by the predecessor in 2010. In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with an unfavorable jurisprudence on a similar tax case also reached in 2018, the Business reassessed this income tax position and recorded a liability, including interest and penalties, in the combined carve-out financial statements.
[3]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary differential, night shift premium, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.
[4]	The Business is a party to labor demands, which the most frequent cases refer to holiday proportional, salary differential, night additional pay, overtime, social charges, among others. There are no individual labor demands with material values that require specific disclosure.